Commitments and Contingencies - Summary of Supplemental Quantitative Information Related To Leases (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flow, Operating Activities, Lessee [Abstract]
Operating cash flows from operating leases	$ 531	$ 489	$ (654)	$ (833)
ROU assets obtained in exchange for new operating lease liabilities	$ 320	$ 0
Weighted average remaining lease term in years — operating leases	2 years	3 years 1 month 6 days	2 years 9 months 18 days	3 years 9 months 18 days
Weighted average discount rate — operating leases	11.80%	12.20%	12.20%	12.20%